Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of share capital
	Number of shares				Amount
	Authorized		Issued and paid		Authorized		Issued and paid
	December 31,		December 31,		December 31,		December 31,
	2021	2020	2021	2020	2021	2020	2021	2020
	In thousands				NIS in thousands		USD in thousands
Ordinary shares of NIS 1.00 par value as of December 31, 2020 and no par value as of December 31, 2021.	1,000,000	1,000,000	477,003	316,443	-	1,000,000	-	93,021

Schedule of warrants outstanding
2021
Series	Date of grant	Number of warrants conversion to equivalent ADSs	exercise price per warrant in USD	Expiration date

Series I(*)	December 2016	9,970	36	June 06, 2022
Series J(**)	December 2016	499	36	June 06, 2022
Warrants A(*)	March 2017	535,730	14	March 29, 2022
Placement 03/2017(**)	March 2017	37,501	17.5	March 29, 2022
Series L(*)	November 2017	101,251	9	May 27, 2023
Series M(**)	November 2017	14,177	10	November 24, 2022
Warrants C(*)	July 2018	2,640,674	3.5	July 18, 2023
Warrants C(**)	July 2018	425,651	3.5	July 18, 2023
HCW warrants(*)	July 2018	198,637	4.38	July 18, 2023
Algomizer (Note 3)(**)	September 2019	333,334	4	September 3, 2022
Total		4,297,424

2020
Series	Date of grant	Number of warrants conversion to equivalent ADSs	exercise price per warrant in USD	Expiration date

Series H(**)	September 2016	990	57.5	September 8, 2021
Series I(*)	December 2016	9,970	36	June 06, 2022
Series J(**)	December 2016	499	36	June 06, 2022
Series J(**)	December 2016	998	29.48	December 6, 2021
Warrants A(*)	March 2017	535,730	14	March 29, 2022
Placement 03/2017(**)	March 2017	37,501	17.5	March 29, 2022
Series L(*)	November 2017	101,251	9	May 27, 2023
Series M(**)	November 2017	14,177	10	November 24, 2022
Warrants C(*)	July 2018	2,640,674	3.5	July 18, 2023
Warrants C(**)	July 2018	425,651	3.5	July 18, 2023
HCW warrants(*)	July 2018	198,637	4.38	July 18, 2023
Algomizer (Note 3)(**)	September 2019	333,334	4	September 3, 2022
Total		4,299,412

Schedule of grants of options to employees and other service
Date of grant	Number of options granted		exercise price per option to ordinary shares	Currency exercise	Fair value on grant date in thousands	Number of options outstanding- December 31, 2021	Number of options exercisable at 31, December 2021	Expiration date

October 2017(***)	763,000		1.62	NIS	942 NIS	299,000	299,000	October 17, 2023
January 2019(****)	3,000,000	(*)	0.59	NIS	947 NIS	2,250,000	2,250,000	January 9, 2025
July 2019(****)	1,250,000	(*)	0.59	NIS	325 NIS	1,250,000	781,250	July 25, 2025
June 2020(****)	1,250,000		0.59	NIS	283 NIS	1,250,000	625,000	May 31, 2026
July 2020(****)	750,000	(*)	0.448	NIS	123 NIS	750,000	312,500	July 8, 2026
October 2020(****)	300,000		0.59	NIS	70 NIS	300,000	100,000	October 21, 2026
June 2021(****)	18,000,000	(*)	0.0892	USD	1,221 USD	18,000,000	4,500,000	June 29, 2027
June 2021(****)	5,600,000		0.0892	USD	380 USD	5,600,000	1,400,000	June 29, 2027
June 2021(****)	2,000,000		0.0892	USD	136 USD	2,000,000	333,333	June 1, 2027
October 2021(****)	1,800,000		0.0889	USD	91 USD	1,800,000	-	October 12, 2027
Total	34,713,000					33,499,000	10,601,083

Schedule of options calculated using the Black and Scholes options pricing model
Date of grant	Fair value on grant date- in thousands	Share price on date of grant	Expected dividend	Expected volatility	Risk free interest	Vesting conditions	Expected term
October 2017	1,109 NIS	1.62 NIS	None	64%	1.16%	four equal batches, following one, two, three and four years from their grant date	6 years
January 2019	947 NIS	0.506 NIS	None	74%	1.45%	will vest in 12 equals quarterly instalments over a three-year period commencing October 1, 2018	6 years
July 2019	325 NIS	0.436 NIS	None	75%	1.12%	25% will vest on the first anniversary of the grant date and 75% will vest on a quarterly basis over a period of three years thereafter	6 years
June 2020	282 NIS	0.397 NIS	None	74%	0.53%	will vest in 12 equals quarterly instalments over a three-year period commencing June 1, 2020	6 years
July 2020	124 NIS	0.29 NIS	None	74%	0.37%	will vest in 12 equals quarterly instalments over a three-year period commencing July 9, 2020	6 years
October 2020	70 NIS	0.4 NIS	None	76%	0.42%	will vest in 12 equals quarterly instalments over a three-year period commencing October 22, 2020	6 years
June 2021	1,737 USD	0.09 USD	None	87%	0.69%	Will vest over a period of 3 years commencing on April 1, 2021(except for 2,000,000 options commencing on June 1, 2021), with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	6 years
October 2021	91 USD	0.07 USD	None	85%	0.47%	Will vest over a period of 3 years commencing on October 12, 2021, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	6 years

Disclosure of number and weighted average exercise prices of share options [text block]
	For the year ended December 31,
	2021		2020		2019
	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)
Outstanding at the beginning of year	10,686,300	0.68	9,243,300	0.88	14,428,800	1.25
Granted	27,400,000	0.29	3,050,000	0.56	1,250,000	0.59
Forfeited	(1,805,500)	0.862	(777,000)	0.86	(5,151,000)	3.37
Expired	(90,800)	20.5	(830,000)	53.7	(1,284,500)	0.88
Outstanding at year end	36,190,000	0.35	10,686,300	0.68	9,243,300	0.88
Exercisable at year end	10,601,083	0.44	5,693,383	0.80	4,490,800	1.28